AI Powered International Equity ETF
Schedule of Investments
February 28, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.7%
	Australia - 2.6%
6,403	ARB Corporation, Ltd.	$192,950
	Austria - 2.6%
5,564	CA Immobilien Anlagen AG	191,216
	Belgium - 8.9%
2,138	Aedifica SA	242,600
1,843	Cofinimmo SA	241,983
1,749	Melexis NV	160,416
422	Warehouses De Pauw CVA	16,665
		661,664
	Canada - 2.3%
1,838	CGI, Inc. (a)	150,694
11,185	Coppernico Metals, Inc. (a)(b)(d)	–
26	Shopify, Inc. - Class A (a)	18,051
		168,745
	Denmark - 1.2%
75	ALK-Abello AS (a)	28,675
182	ROCKWOOL International AS - Class B	62,586
		91,261
	France - 10.5%
1,569	Alten SA	239,608
4,557	Cie Plastic Omnium SA	96,877
835	Nexity SA	33,049
2,271	PEUGEOT INVEST	282,137
1,248	Synergie SE	48,836
228	Thales SA	26,306
131	Virbac SA	53,759
		780,572
	Germany - 11.7%
4,620	alstria office REIT-AG	80,863
498	Covestro AG	26,361
371	Eckert & Ziegler Strahlen- und Medizintechnik AG	27,559
257	HUGO BOSS AG	15,791
3,341	Rheinmetall AG	500,479
2,327	Stroeer SE & Company KGaA	176,248
525	VERBIO Vereinigte BioEnergie AG	41,559
		868,860
	Hong Kong - 0.5%
12	Hongkong Land Holdings, Ltd.	65
43,790	Shangri-La Asia, Ltd. (a)	35,695
		35,760
	Ireland - 0.3%
245	Kingspan Group plc	23,856
	Israel - 7.1%
555	Danel Adir Yeoshua, Ltd.	119,632
130	Electra, Ltd.	97,010
222	Israel Corporation, Ltd. (a)	116,310
1,032	Maytronics, Ltd.	22,168
260	Melisron, Ltd. (a)	20,665
906	Property & Building Corporation, Ltd. (a)	118,400
911	Strauss Group, Ltd.	29,877
		524,062
	Italy - 0.2%
7,853	Webuild SpA	14,846
	Japan - 21.4%
1,909	Aisin Corporation	69,492
6,312	Canon, Inc.	148,158
1,644	Canon Marketing Japan, Inc.	34,334
852	Comture Corporation	21,707
1,496	Denka Company, Ltd.	45,935
358	Descente, Ltd.	9,389
930	Dexerials Corporation	26,210
856	Fujitec Company, Ltd.	20,439
12	Global One Real Estate Investment Corporation	11,565
4,714	Information Services International-Dentsu, Ltd.	152,739
2,973	Kagome Company, Ltd.	79,390
371	Kanematsu Corporation	4,518
1,358	Mitsui & Company, Ltd.	33,848
5,353	MS&AD Insurance Group Holdings, Inc.	181,824
1,414	Nifco, Inc.	40,219
1,331	Osaka Gas Company, Ltd.	24,417
1,058	Raysum Company, Ltd.	7,436
7,644	Shimadzu Corporation	272,941
28	SOSiLA Logistics REIT, Inc.	35,924
425	Sumitomo Metal Mining Company, Ltd.	21,242
1,792	Sumitomo Mitsui Financial Group, Inc.	64,235
1,152	Suntory Beverage & Food, Ltd.	46,094
1,644	THK Company, Ltd.	37,466
1,502	Tokyo Ohka Kogyo Company, Ltd.	94,589
885	TOPPAN, Inc.	17,374
2,099	Toyota Motor Corporation	39,044
325	Unicharm Corporation	12,212
1,183	V Technology Company, Ltd.	35,141
		1,587,882
	Luxembourg - 5.7%
4,282	Grand City Properties SA	93,767
41,432	SES SA	327,514
		421,281
	Netherlands - 0.8%
329	NXP Semiconductors NV	62,549
	Singapore - 4.1%
5,351	Kenon Holdings, Ltd.	302,981
	Spain - 0.4%
1,011	Grupo Catalana Occidente SA	32,761
	Sweden - 1.3%
2,263	Fortnox AB	9,079
414	L E Lundbergforetagen AB - Class B	20,140
790	Lindab International AB	19,016
1,718	Xvivo Perfusion AB (a)	44,255
		92,490
	Switzerland - 12.1%
105	ALSO Holding AG	28,279
371	Bell Food Group AG	111,046
93	Comet Holding AG	28,292
14	EMS-Chemie Holding AG	13,869
18	Forbo Holding AG	30,932
54	Inficon Holding AG	63,710
29	Interroll Holding AG	107,829
94	Intershop Holding AG	62,933
39	LEM Holding SA	92,918
34	Metall Zug AG	74,147
120	Schindler Holding AG	27,085
40	Schweiter Technologies AG	51,816
20	Sonova Holding AG	7,785
161	St Galler Kantonalbank AG	78,999
19	Straumann Holding AG	30,238
75	VAT Group AG	28,492
499	V-ZUG Holding AG (a)	57,458
		895,828
	United Kingdom - 5.0%
1,489	Bellway plc	57,608
4,170	Burberry Group plc	108,525
10,028	Clipper Logistics plc	119,863
360	Dechra Pharmaceuticals plc	19,888
759	Future plc	27,044
544	Renishaw plc	34,285
		367,213
	TOTAL COMMON STOCKS (Cost $7,751,746)	7,316,777

	PREFERRED STOCKS - 0.4%
	Germany - 0.4%
130	STO SE & Company KGaA	29,954
	TOTAL PREFERRED STOCKS (Cost $32,119)	29,954

	SHORT-TERM INVESTMENTS - 0.4%
32,728	First American Government Obligations Fund - Class X, 0.03% (c)	32,728
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,728)	32,728
	TOTAL INVESTMENTS - 99.5% (Cost $7,816,593)	7,379,459
	Other Assets in Excess of Liabilities - 0.5%	34,753
	NET ASSETS - 100.0%	$7,414,212

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	Annualized seven-day yield as of February 28, 2022.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.

Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United  States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

Assets^	Level 1	Level 2	Level 3			Total
Common Stocks	$7,316,777	$-	$	-(a	)	$7,316,777
Preferred Stocks	29,954	-		-		29,954
Short-Term Investments	32,728	-		-		32,728
Total Investments in Securities	$7,379,459	$-	$	-(a	)	$7,379,459
^See Schedule of Investments for breakout of investments by country classification.
(a) Represents less than $0.50.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.